4. Property and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 15,827	$ 23,784
Gain on sale of equipment	15,437	0
Proceeds from sale of equipment	$ 22,500	$ 0